Consolidated Schedule of Investments (unaudited) March 31, 2019	BlackRock Inflation Protected Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations — 1.2%

Japan — 1.2%
Japan Government CPI Linked Bond, 0.10%, 03/10/28	JPY	2,644,412	$24,881,289

Total Foreign Government Obligations — 1.2% (Cost: $24,324,362)			24,881,289

U.S. Government Sponsored Agency Securities — 3.3%

Commercial Mortgage-Backed Securities — 0.2%
Federal Home Loan Mortgage Corp. Variable Rate Notes(a):
Series 2018-K82, Class B, 4.13%, 09/25/28(b)	USD	2,043	2,061,187
Series KL4F, Class A2AS, 3.68%, 10/25/25		2,982	3,089,491

			5,150,678

Mortgage-Backed Securities — 3.1%
Federal National Mortgage Association, 4.50%, 04/25/49(c)		61,960	64,555,785

Total U.S. Government Sponsored Agency Securities — 3.3% (Cost: $69,188,484)			69,706,463

U.S. Treasury Obligations — 98.4%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27		79,620	89,360,613
2.00%, 01/15/26		36,566	40,331,273
1.75%, 01/15/28		29,453	32,516,200
3.63%, 04/15/28		24,799	31,470,330
2.50%, 01/15/29		28,419	33,668,845
3.88%, 04/15/29		30,178	39,853,263
3.38%, 04/15/32(d)		11,464	15,438,630
2.13%, 02/15/40 - 02/15/41		35,274	44,112,614
0.75%, 02/15/42		34,704	33,765,780
0.63%, 02/15/43		25,652	24,112,204
1.38%, 02/15/44		38,713	42,749,632
0.75%, 02/15/45(d)		64,732	62,167,359
1.00%, 02/15/46 - 02/15/49		57,370	58,508,034
0.88%, 02/15/47		31,082	30,734,564
U.S. Treasury Inflation Linked Notes:
0.13%, 04/15/20 - 07/15/26		631,551	625,304,398
1.25%, 07/15/20		56,476	57,305,460
1.13%, 01/15/21		64,597	65,416,274
0.63%, 07/15/21 - 01/15/26		293,144	295,793,836
0.38%, 07/15/23 - 07/15/27		281,384	280,431,774
0.25%, 01/15/25		76,445	75,614,116
0.50%, 01/15/28		62,712	62,547,876
0.75%, 07/15/28		23,780	24,301,928
0.88%, 01/15/29		8,125	8,383,732

Total U.S. Treasury Obligations — 98.4% (Cost: $2,024,450,233)			2,073,888,735

Total Long-Term Investments — 102.9% (Cost: $2,117,963,079)			2,168,476,487

Security	Shares	Value

Short-Term Securities — 0.1%(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%	1,150,865	$1,150,865

Total Short-Term Securities — 0.1% (Cost: $1,150,865)		1,150,865

Total Options Purchased — 0.0% (Cost: $698,676)		1,087,937

Total Investments Before Options Written and TBA Sale Commitments — 103% (Cost: $2,119,812,620)		2,170,715,289

Total Options Written — 0.0% (Premiums Received — $1,627,763)		(859,987)

	Par (000)

TBA Sale Commitments — (3.1)%(c)
Federal National Mortgage Association, 4.50%, 04/25/49	61,960	(64,555,785)

Total TBA Sale Commitments — (3.1)% (Proceeds: $64,344,008)		(64,555,785)

Total Investments Net of Options Written and TBA Sale Commitments — 99.9% (Cost: $2,053,840,849)		2,105,299,517

Other Assets Less Liabilities — 0.1%		1,161,885

Net Assets — 100.0%		$2,106,461,402

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents or includes a TBA transaction.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Annualized 7-day yield as of period end.

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Inflation Protected Bond Portfolio

(f)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,096,013	(1,945,148)	1,150,865	$1,150,865	$56,425	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas SA	2.60%	03/29/19	04/01/19	$1,928,750	$1,929,168	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	47,092,500	47,106,628	U.S. Treasury Obligations	Overnight

				$49,021,250	$49,035,796

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
WTI Crude Oil(a)	104	05/20/19	$6,269	$(25,227)
U.S. Treasury 10 Year Ultra Note	382	06/19/19	50,722	47,089
U.S. Treasury 5 Year Note	1,301	06/28/19	150,692	(110,323)
3 Month BA	580	12/14/20	106,513	459,763
90-day Eurodollar	99	12/14/20	24,219	(18,699)

				352,603

Short Contracts
Euro-Bund	33	06/06/19	6,158	(121,343)
Japan 10 Year Bond	22	06/13/19	30,426	(107,904)
U.S. Treasury 10 Year Note	55	06/19/19	6,832	(3,372)
WTI Crude Oil(a)	113	08/19/19	6,840	49,030
3 Month BA	580	12/16/19	106,394	(353,524)

				(537,113)

				$(184,510)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Inflation Protected Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,924,262	JPY	2,754,921,000	Deutsche Bank AG	04/04/19	$63,221
USD	24,936,602	JPY	2,754,921,000	Deutsche Bank AG	05/07/19	3,495
USD	19,575,000	CNY	130,868,663	Bank of America NA	06/19/19	113,355
USD	25,589,058	JPY	2,563,000,000	Morgan Stanley & Co. International plc	03/16/20	1,814,780

						1,994,851

JPY	2,754,921,000	USD	24,872,887	Deutsche Bank AG	04/04/19	(11,847)
JPY	149,181,720	EUR	1,200,000	BNP Paribas SA	04/12/19	(85)
CNY	87,204,015	USD	13,050,000	Citibank NA	06/19/19	(81,780)
CNY	43,603,312	USD	6,525,000	JPMorgan Chase Bank NA	06/19/19	(40,696)
SEK	54,117,440	EUR	5,200,000	UBS AG	06/19/19	(16,781)
JPY	2,563,000,000	USD	23,822,138	Goldman Sachs International	03/16/20	(47,860)

						(199,049)

Net Unrealized Appreciation						$1,795,802

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Inflation Protected Bond Portfolio

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-day Eurodollar December 2019 Futures	949	12/13/19	USD	97.88	USD	237,250	$504,156
Put
U.S. Treasury 5 Year Note	1,916	04/26/19	USD	115.75	USD	191,600	583,781

							$1,087,937

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Treasury 10 Year Note	127	04/26/19	USD	125.00	USD	12,700	$(31,750)
U.S. Treasury 10 Year Note	127	04/26/19	USD	125.25	USD	12,700	(25,797)
90-day Eurodollar December 2019 Futures	496	12/13/19	USD	98.38	USD	124,000	(114,700)
90-day Eurodollar December 2019 Futures	949	12/13/19	USD	97.75	USD	237,250	(486,362)

							(658,609)

Put
U.S. Treasury 10 Year Note	127	04/26/19	USD	123.50	USD	12,700	(27,781)
U.S. Treasury 10 Year Note	127	04/26/19	USD	123.75	USD	12,700	(39,688)
U.S. Treasury 5 Year Note	1,916	04/26/19	USD	115.00	USD	191,600	(119,750)

							(187,219)

							$(845,828)

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
EUR Currency	BNP Paribas SA	04/10/19	JPY	123.10	EUR	5,000	$(13,910)

Inflation Rate Caps

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPx for January 2022 divided by HIPCx for January 2012 minus 2.50% or $0	Upfront premium and payment at expiration	Deutsche Bank AG	04/26/22	EUR	14,495	$(249)	$(1,014,650)	$1,014,401

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency		Notional Amount (000)
3.57%	At Termination	UK Retail Price Index All Items Monthly	At Termination	11/15/23	GBP	9,670	$(176,259)	$—	$(176,259)
3.57%	At Termination	UK Retail Price Index All Items Monthly	At Termination	01/15/24	GBP	15,000	(229,408)	—	(229,408)
3.58%	At Termination	UK Retail Price Index All Items Monthly	At Termination	01/15/24	GBP	10,000	(164,478)	—	(164,478)
3.45%	At Termination	UK Retail Price Index All Items Monthly	At Termination	03/15/24	GBP	12,000	27,965	—	27,965
3.46%	At Termination	UK Retail Price Index All Items Monthly	At Termination	11/15/27	GBP	23,810	(187,036)	—	(187,036)
UK Retail Price Index All Items Monthly	At Termination	3.61%	At Termination	11/15/28	GBP	9,670	278,986	—	278,986
UK Retail Price Index All Items Monthly	At Termination	3.61%	At Termination	01/15/29	GBP	10,000	258,548	—	258,548
UK Retail Price Index All Items Monthly	At Termination	3.61%	At Termination	01/15/29	GBP	15,000	378,019	—	378,019
UK Retail Price Index All Items Monthly	At Termination	3.53%	At Termination	03/15/29	GBP	12,000	29,138	—	29,138
UK Retail Price Index All Items Monthly	At Termination	3.55%	At Termination	11/15/32	GBP	23,810	500,498	—	500,498
UK Retail Price Index All Items Monthly	At Termination	3.60%	At Termination	11/15/42	GBP	14,345	806,767	—	806,767
3.55%	At Termination	UK Retail Price Index All Items Monthly	At Termination	11/15/47	GBP	14,345	(1,002,162)	—	(1,002,162)
UK Retail Price Index All Items Monthly	At Termination	3.51%	At Termination	02/15/48	GBP	80	3,801	1,606	2,195

							$524,379	1,606	522,773

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional		Value	Upfront Premium Paid	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency				Amount (000)			(Received )
0.99%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		03/20/20	GBP	39,500	$(19,165)	$—	$(19,165)
2.10%	Quarterly	3 month BBR	Quarterly	N/A		08/23/21	AUD	3,545	(37,470)	—	(37,470)
2.29%	Semi-Annual	6 month BBR	Semi-Annual	N/A		11/02/21	AUD	3,480	(44,783)	1	(44,784)
2.58%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/21	CAD	7,213	(101,953)	—	(101,953)
3 month STIBOR	Quarterly	0.17%	Annual	N/A		12/06/21	SEK	59,159	5,799	747	5,052
6 month CIBOR	Semi-Annual	0.12%	Annual	N/A		12/06/21	DKK	42,532	37,551	983	36,568
6 month NIBOR	Semi-Annual	1.67%	Annual	N/A		12/06/21	NOK	57,066	1,016	—	1,016
3.01%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/21	USD	5,464	(138,014)	(1,322)	(136,692)
6 month LIBOR	Semi-Annual	1.24%	Semi-Annual	03/22/21	(a)	03/22/22	GBP	41,000	100,795	1	100,794
2.17%	Semi-Annual	3 month LIBOR	Quarterly	07/03/19	(a)	08/31/23	USD	27,000	95,863	—	95,863
2.35%	Semi-Annual	3 month LIBOR	Quarterly	07/03/19	(a)	08/31/23	USD	132,392	(475,033)	—	(475,033)
2.62%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/23	CAD	4,428	(109,299)	(439)	(108,860)
6 month EURIBOR	Semi-Annual	0.28%	Annual	N/A		12/04/23	EUR	3,453	60,811	449	60,362
3 month STIBOR	Quarterly	0.51%	Annual	N/A		12/06/23	SEK	35,879	37,066	1,125	35,941
6 month CIBOR	Semi-Annual	0.42%	Annual	N/A		12/06/23	DKK	25,693	66,099	2,040	64,059
3.00%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/23	USD	3,371	(131,537)	(1,604)	(129,933)
2.15%	Semi-Annual	6 month BBR	Semi-Annual	N/A		02/01/24	AUD	4,200	(60,459)	—	(60,459)
6 month EURIBOR	Semi-Annual	0.61%	Annual	06/10/19	(a)	02/15/28	EUR	5,650	126,360	2,417	123,943
2.75%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/28	CAD	2,356	(107,679)	(1,019)	(106,660)
6 month EURIBOR	Semi-Annual	0.88%	Annual	N/A		12/04/28	EUR	1,785	93,147	273	92,874
3 month STIBOR	Quarterly	1.16%	Annual	N/A		12/06/28	SEK	18,699	74,086	3,183	70,903
6 month CIBOR	Semi-Annual	1.03%	Annual	N/A		12/06/28	DKK	13,249	97,714	3,650	94,064
3.08%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/28	USD	1,806	(117,689)	(982)	(116,707)
2.49%	Semi-Annual	6 month BBR	Semi-Annual	N/A		02/01/29	AUD	2,350	(68,631)	—	(68,631)
2.91%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/48	CAD	998	(95,731)	(249)	(95,482)
1.73%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		12/04/48	GBP	523	(63,600)	733	(64,333)
6 month EURIBOR	Semi-Annual	1.46%	Annual	N/A		12/04/48	EUR	700	87,120	15	87,105
3 month STIBOR	Quarterly	1.68%	Annual	N/A		12/06/48	SEK	7,449	70,666	1,043	69,623
6 month CIBOR	Semi-Annual	1.53%	Annual	N/A		12/06/48	DKK	5,137	85,404	297	85,107
3.19%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/48	USD	782	(101,330)	(705)	(100,625)

									$(632,876)	$10,637	$(643,513)

(a)	Forward Swap.

OTC Total Return — Correlation Swaps

Reference	Strike Correlation Rate		Counterparty	Termination Date		Notional Amount (000)	Value	Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)
GBP/USD - GBP/EUR	75.00	%(a)	Citibank NA	07/17/19	USD	15	$(183,106)	$—	$(183,106)
GBP/USD - GBP/EUR	76.50	%(a)	Citibank NA	07/17/19	USD	2	(22,241)	—	(22,241)

							$(205,347)	$—	$(205,347)

(a)	At expiration, the Funds pays or receives the difference between the strike correlation rate and the realized price correlation.

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Inflation Protected Bond Portfolio

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index	Reference Rate
3 month BA	3 month Canadian Bankers Acceptances	2.02%
3 month BBR	Australian Bank Bill Rate	1.84
3 month LIBOR	London Interbank Offered Rate	2.60
3 month STIBOR	Stockholm Interbank Offered Rate	(0.01)
6 month BBR	Australian Bank Bill Rate	1.84
6 month CIBOR	Copenhagen Interbank Offered Rate	(0.17)
6 month EURIBOR	Euro Interbank Offered Rate	(0.23)
6 month LIBOR GBP	London Interbank Offered Rate	0.95
6 month NIBOR	Nigerian Interbank Offered rate	1.48

Glossary of Terms Used in this Report

Currency

AUD — Australian Dollar

CAD — Canadian Dollar

CNY — Chinese Yuan

DKK — Danish Krone

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

Portfolio Abbreviations

BA — Canadian Bankers Acceptances

BBR — Australian Bank Bill Rate

CIBOR — Copenhagen Interbank Offered Rate

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

NIBOR — Nigerian Interbank Offered Rate

OTC — Over-The-Counter

STIBOR — Stockholm Interbank Offered Rate

TBA — To-be-announced

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Inflation Protected Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Inflation Protected Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations(a)	$—	$24,881,289	$—	$24,881,289
U.S. Government Sponsored Agency Securities	—	69,706,463	—	69,706,463
U.S. Treasury Obligations	—	2,073,888,735	—	2,073,888,735
Short-Term Securities	1,150,865	—	—	1,150,865
Options Purchased:
Interest rate contracts	1,087,937	—	—	1,087,937
Liabilities:
TBA Sale Commitments	—	(64,555,785)	—	(64,555,785)

	$2,238,802	$2,103,920,702	$—	$2,106,159,504

Derivative Financial Instruments(b)
Assets:
Commodity contracts	$49,030	$—	$—	$49,030
Foreign currency exchange contracts	—	1,994,851	—	1,994,851
Interest rate contracts	506,852	1,023,274	—	1,530,126
Other contracts	—	2,282,116	—	2,282,116
Liabilities:
Commodity contracts	(25,227)	—	—	(25,227)
Foreign currency exchange contracts	—	(418,306)	—	(418,306)
Interest rate contracts	(1,560,993)	(1,666,787)	—	(3,227,780)
Other contracts	—	(1,759,592)	—	(1,759,592)

	$(1,030,338)	$1,455,556	$—	$425,218

(a)	See above Consolidated Schedule of Investments for values in each country.
(b)

Derivative financial instruments are swaps, future contracts, forward foreign currency exchange contracts and options written. Swaps, future contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, Reverse Repurchase Agreements of $49,035,796 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2019, there were no transfers between levels.

9